Summary of Common Stock Warrant Activity (Details) - Common Stock [Member] - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding at beginning	314,217,451	1,216,845,661	619,523,492
Weighted average exercise price at beginning	$ 0.114	$ 0.06	$ 0.03
Outstanding at beginning (in years)	1 year 11 months 12 days	2 years 4 months 17 days	2 years 9 months 22 days
Issued		94,000,000	1,008,324,212
Issued		$ 0.010	$ 0.06
Exercised		(108,378,210)	(411,000,000)
Exercised		$ (0.011)	$ 0.06
Forfeited and cancelled		(955,000,000)	(2,043)
Forfeited and cancelled		$ (0.008)
Outstanding at ending	314,217,451	314,217,451	1,216,845,661
Weighted average exercise price at ending	$ 0.114	$ 0.114	$ 0.06
Outstanding at ending (in years)	1 year 8 months 12 days	1 year 11 months 12 days	2 years 4 months 17 days